Schedule of Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Bifurcated embedded derivative liabilities-related party	$ 0	$ 0
Related Party [Member]
Liabilities:
Bifurcated embedded derivative liabilities-related party			$ 1,936,827
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrant liabilities-public	460,000	575,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
GEM warrant liabilities	233,000	641,000
Yorkville convertible note	$ 3,064,000	1,766,000
Bifurcated embedded derivative liabilities-related party			845,473
SAFE-related party			663,804
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Liabilities:
Bifurcated embedded derivative liabilities-related party			1,936,827
SAFE-related party			$ 8,802,196